Document and Entity Information	Jan. 31, 2023
Cover [Abstract]
Entity Registrant Name	OPEN TEXT CORP
Amendment Flag	true
Entity Central Index Key	0001002638
Document Type	8-K/A
Document Period End Date	Jan. 31, 2023
Entity Incorporation State Country Code	Z4
Entity File Number	0-27544
Entity Tax Identification Number	98-0154400
Entity Address, Address Line One	275 Frank Tompa Drive
Entity Address, City or Town	Waterloo
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	N2L 0A1
City Area Code	(519)
Local Phone Number	888-7111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock without par value
Trading Symbol	OTEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On January 31, 2023, Open Text Corporation (“OpenText” or the “Company”), filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original Report”) to report that, among other things, effective as of January 31, 2023, the Company completed its acquisition of the entire issued and to be issued share capital of Micro Focus International Limited (formerly known as Micro Focus International plc) (“Micro Focus”), a provider of software technology and services that help customers accelerate digital transformation, through a subsidiary of the Company, Open Text UK Holding Limited, for 532 pence per share in cash, resulting in an aggregate purchase price of approximately $5.8 billion, inclusive of Micro Focus’ cash and debt, subject to final adjustments (the “Acquisition”). The Acquisition was implemented by means of a court-sanctioned scheme of arrangement under Part 26 of the UK Companies Act 2006. This amendment to the Original Report (the “Amendment”) is being filed solely to amend Item 9.01 of the Original Report in order to provide the consolidated financial statements of Micro Focus and the unaudited pro forma financial information with respect to the Acquisition required by Item 9.01(a) and Item 9.01(b) of Form 8-K, respectively, which were excluded from the Original Report in accordance with the provisions of that item and which are filed as exhibits hereto. The audited consolidated financial statements of Micro Focus for the years ended October 31, 2022 and 2021 were prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”) and have not been prepared in accordance with U.S. GAAP. IFRS differs in certain respects from U.S. GAAP and thus the consolidated financial statements of Micro Focus may not be comparable to financial statements of U.S. or Canadian companies prepared in accordance with U.S. GAAP. The consolidated financial statements of Micro Focus were approved by Micro Focus’ board of directors prior to closing of the Acquisition and OpenText was not involved in the preparation of such consolidated financial statements of Micro Focus. The unaudited pro forma financial information included in this Amendment has been prepared for illustrative purposes only, as required by Form 8-K. It is not necessarily indicative of the consolidated financial position or results of operations that would have been realized had OpenText acquired Micro Focus on the dates indicated in the pro forma financial information, nor is it meant to be indicative of any future consolidated financial position or future results of operations that OpenText will experience. The unaudited pro forma financial information combines the historical consolidated balance sheet and results of operations of OpenText and the historical consolidated statement of financial position and results of operations of Micro Focus after giving effect to the Acquisition, the financing of the Acquisition and the pro forma effects of certain assumptions and adjustments described therein. The historical consolidated statement of financial position and results of operations of Micro Focus, utilized for purposes of preparing the unaudited pro forma financial information, are not based on the same period end as OpenText. For further information regarding the Acquisition and this Form 8-K/A, contact the person signing this Form 8-K/A at the phone number specified on the cover page of this report. Except as described in this Amendment, all other information in the Original Report remains unchanged.